BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands	Jul. 01, 2022	Jan. 03, 2022
Borderfree Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and Cash Equivalents	$ 5,732
Accounts Receivables	5,021
Other receivables	971
Inventory	90
Deferred tax asset	389
Fixed assets, net	76
Long Term Lease Deposits	2,460
Intangible assets	42,832
Goodwill	66,690
Total assets acquired	124,261
Liabilities
Deferred tax liabilities, net	9,394
Accounts Payable	7,746
Other accounts payable	5,241
Total liabilities assumed	22,381
Total purchase consideration	$ 101,880
Flow Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and Cash Equivalents		$ 10,334
Funds Receivable		2,755
Accounts Receivables		4,880
Prepaid Expenses and Other Accounts Receivable		1,153
Property and Equipment, net		171
Long Term Lease Deposits		75
Intangible assets		83,459
Goodwill		300,876
Total assets acquired		403,703
Liabilities
Deferred tax liabilities, net		5,560
Accounts Payable		3,762
Accrued Expenses and Other Current Liabilities		4,623
Funds Payable to Customers		2,755
Total liabilities assumed		16,700
Total purchase consideration		$ 387,003